UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard,

Fourth Floor

                                                     Bridgewater, NJ  08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq.

The Northern Trust Company

50 South LaSalle Street, B-7

                                                   Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Australia - 0.7%

Cochlear Ltd. (Health Care Equipment & Services)†	96,516	$4,830,290

France - 5.4%

Air Liquide SA (Materials)†	72,330	9,074,077

Dassault Systemes SA (Software & Services)†	111,728	13,231,417

Essilor International SA (Health Care Equipment & Services)*†	69,000	6,928,197

L’Oreal SA (Household & Personal Products)†	45,600	7,487,399

		36,721,090

Germany - 1.2%

QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	367,450	8,127,994

Hong Kong - 1.9%

AIA Group Ltd. (Insurance)†	2,780,200	12,821,572

India - 1.7%

HDFC Bank Ltd. - ADR (Banks)	184,900	5,785,521

ICICI Bank Ltd. - Sponsored ADR (Banks)	180,000	5,790,600

		11,576,121

Indonesia - 0.8%

Bank Central Asia Tbk PT (Banks)†	6,500,624	5,294,919

Japan - 7.8%

ABC-Mart Inc. (Retailing)†	209,400	9,114,259

FANUC Corp. (Capital Goods)†	87,100	14,045,792

Keyence Corp. (Technology Hardware & Equipment)†	26,396	10,876,338

M3 Inc. (Health Care Equipment & Services)†	2,790	8,168,492

MonotaRO Co., Ltd. (Capital Goods)†	137,300	2,949,058

Unicharm Corp. (Household & Personal Products)†	148,200	8,056,149

		53,210,088

Mexico - 2.1%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	441,100	9,377,786

	Shares	Value
COMMON STOCKS - 96.9% (continued)

Mexico - 2.1% (continued)

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	44,100	$4,685,184

		14,062,970

Russia - 0.6%

Gazprom OAO - Sponsored ADR (Energy)†	496,500	4,093,638

South Africa - 1.2%

Sasol Ltd. (Energy)†	176,700	8,492,811

Spain - 1.2%

Inditex SA (Retailing)†	53,050	7,913,564

Sweden - 0.9%

Elekta AB, Class B (Health Care Equipment & Services)*†	422,256	6,151,967

Switzerland - 6.9%

Kuehne & Nagel International AG, Reg S (Transportation)†	18,642	2,475,534

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	80,300	8,045,354

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	258,000	18,743,700

Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	61,100	8,389,699

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	15,150	9,006,023

		46,660,310

Turkey - 0.7%

Turkiye Garanti Bankasi AS - ADR (Banks)	1,797,400	4,906,902

United Kingdom - 6.8%

Aggreko plc (Commercial & Professional Services)†	137,100	3,483,884

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	228,180	10,512,253

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	205,870	10,288,961

Standard Chartered plc (Banks)†	558,200	11,370,141

WPP plc (Media)†	519,600	10,889,486

		46,544,725

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.9% (continued)

United States - 57.0%

3M Co. (Capital Goods)	68,000	$8,716,920

Abbott Laboratories (Health Care Equipment & Services)	185,600	6,804,096

Allergan Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	90,700	10,394,220

Amazon.com Inc. (Retailing)*	35,100	12,590,019

American Express Co. (Diversified Financials)	100,600	8,553,012

BorgWarner Inc. (Automobiles & Components)	168,100	9,026,970

Bunge Ltd. (Food, Beverage & Tobacco)	98,900	7,492,664

Citrix Systems Inc. (Software & Services)*	151,000	8,164,570

Coach Inc. (Consumer Durables & Apparel)	271,500	13,002,135

Cognizant Technology Solutions Corp., Class A (Software & Services)*	82,800	8,024,976

Colgate-Palmolive Co. (Household & Personal Products)	192,200	11,768,406

DaVita HealthCare Partners Inc. (Health Care Equipment & Services)*	167,289	10,862,075

eBay Inc. (Software & Services)*	337,350	17,947,020

Emerson Electric Co. (Capital Goods)	160,924	10,611,329

Exxon Mobil Corp. (Energy)	92,000	8,478,720

F5 Networks Inc. (Technology Hardware & Equipment)*	87,450	9,357,150

First Republic Bank (Banks)	181,900	8,827,607

Google Inc., Class A (Software & Services)*	22,530	26,607,254

Informatica Corp. (Software & Services)*	204,100	8,237,476

JPMorgan Chase & Co. (Diversified Financials)	254,700	14,100,192

Lazard Ltd., Class A (Diversified Financials)	206,200	8,817,112

MasterCard Inc., Class A (Software & Services)	101,700	7,696,656

Microsoft Corp. (Software & Services)	362,000	13,701,700

Monsanto Co. (Materials)	100,400	10,697,620

NIKE Inc., Class B (Consumer Durables & Apparel)	205,500	14,970,675

Praxair Inc. (Materials)	68,000	8,480,960

	Shares	Value
COMMON STOCKS - 96.9% (continued)

United States - 57.0% (continued)

Procter & Gamble Co. (Household & Personal Products)	81,800	$6,267,516

Ralph Lauren Corp. (Consumer Durables & Apparel)	36,900	5,789,241

Roper Industries Inc. (Capital Goods)	91,350	12,536,874

Schlumberger Ltd. (Energy)	208,450	18,253,966

Sigma-Aldrich Corp. (Materials)	165,750	15,409,778

SVB Financial Group (Banks)*	91,900	10,313,937

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	254,810	8,238,007

Wells Fargo & Co. (Banks)	604,700	27,417,097

		388,157,950
Total Common Stocks (Cost $533,097,166)		$659,566,911

CASH EQUIVALENT - 7.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.01% (Money Market Fund)	53,364,142	53,364,142
Total Cash Equivalent (Cost $53,364,142)		$53,364,142

Total Investments — 104.7%
(Cost $586,461,308)		$712,931,053

Liabilities Less Other Assets - (4.7)%		(31,981,856)
Net Assets — 100.0%		$680,949,197

Summary of Abbreviations

ADR	American Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	1.3%

Banks	11.7

Capital Goods	7.2

Commercial & Professional Services	0.5

Consumer Durables & Apparel	6.3

Diversified Financials	4.6

Energy	5.8

Food, Beverage & Tobacco	4.5

Health Care Equipment & Services	7.7

Household & Personal Products	4.9

Insurance	1.9

Materials	6.4

Media	1.6

Money Market Fund	7.8

Pharmaceuticals, Biotechnology & Life Sciences	5.4

Retailing	4.4

Semiconductors & Semiconductor Equipment	1.5

Software & Services	15.2

Technology Hardware & Equipment	4.2

Telecommunication Services	1.4

Transportation	0.4

Total Investments	104.7

Other Assets Less Liabilities	(4.7)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 92.8%

Australia - 2.6%

Cochlear Ltd. (Health Care Equipment & Services)†	612,300	$30,643,484

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,084,400	66,682,497

		97,325,981

Belgium - 2.2%

Anheuser-Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	846,300	81,151,707

Canada - 3.3%

Canadian National Railway Co. (Transportation)	1,387,500	74,231,250

Imperial Oil Ltd. (Energy)	1,172,200	47,860,926

		122,092,176

China - 1.9%

Baidu Inc. - Sponsored ADR (Software & Services)*	215,500	33,725,750

ENN Energy Holdings Ltd. (Utilities)†	5,925,000	38,311,458

		72,037,208

Denmark - 1.4%

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	1,352,500	53,605,034

Finland - 1.1%

Nokian Renkaat oyj (Automobiles & Components)†	990,898	41,796,863

France - 12.5%

Air Liquide SA (Materials)†	867,800	108,868,854

Dassault Systemes SA (Software & Services)†	1,103,874	130,726,565

L’Oreal SA (Household & Personal Products)†	579,400	95,135,942

LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)†	247,200	43,980,030

Schneider Electric SA (Capital Goods)†	1,131,100	91,203,273

		469,914,664

Germany - 11.4%

Allianz SE, Reg S (Insurance)†	705,700	117,738,277

Bayerische Motoren Werke AG (Automobiles & Components)†	828,900	90,251,865

	Shares	Value
COMMON STOCKS - 92.8% (continued)

Germany - 11.4% (continued)

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,085,300	$76,338,906

Fuchs Petrolub SE (Materials)†	27,299	2,115,748

SAP AG - Sponsored ADR (Software & Services)	1,816,200	138,794,004

		425,238,800

Hong Kong - 4.4%

AIA Group Ltd. (Insurance)†	21,875,000	100,881,911

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	2,687,700	41,833,019

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	23,220,000	18,909,627

Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)*†	22,750,000	4,776,334

		166,400,891

India - 1.9%

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,252,100	72,450,057

Japan - 14.7%

FANUC Corp. (Capital Goods)†	580,200	93,563,360

JGC Corp. (Capital Goods)†	2,630,000	99,183,882

Keyence Corp. (Technology Hardware & Equipment)†	163,881	67,526,335

M3 Inc. (Health Care Equipment & Services)†	16,668	48,800,151

MISUMI Group Inc. (Capital Goods)†	1,545,200	44,229,152

Mitsubishi Estate Co., Ltd. (Real Estate)†	1,996,000	48,771,095

MonotaRO Co., Ltd. (Capital Goods)†	789,000	16,946,882

Sysmex Corp. (Health Care Equipment & Services)†	906,200	49,872,266

Unicharm Corp. (Household & Personal Products)†	1,528,100	83,067,489

		551,960,612

Poland - 1.3%

Bank Pekao SA - GDR, Reg S (Banks)#†	813,300	47,773,649

Russia - 1.0%

Gazprom OAO - Sponsored ADR (Energy)†	4,309,300	35,530,144

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.8% (continued)

Singapore - 1.3%

DBS Group Holdings Ltd. (Banks)†	3,712,083	$47,931,145

South Africa - 1.9%

MTN Group Ltd. (Telecommunication Services)†	1,810,200	32,267,400

Sasol Ltd. (Energy)†	811,800	39,017,906

		71,285,306

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	70,700	41,443,172

Spain - 1.9%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,035,400	72,104,471

Sweden - 1.6%

Atlas Copco AB, Class A (Capital Goods)†	2,246,100	60,796,613

Switzerland - 9.5%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	1,877,700	136,414,905

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	433,500	119,127,592

Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	343,300	47,138,848

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	88,700	52,728,336

		355,409,681

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	37,852,570

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	588,900	9,964,188

		47,816,758

Turkey - 1.1%

Turkiye Garanti Bankasi AS - ADR (Banks)	15,168,300	41,409,459

	Shares	Value
COMMON STOCKS - 92.8% (continued)

United Kingdom - 9.0%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	4,928,100	$75,627,208

BG Group plc (Energy)†	3,188,900	53,512,239

Tesco plc (Food & Staples Retailing)†	7,637,200	40,192,136

Unilever plc (Food, Beverage & Tobacco)†	1,072,500	41,233,227

WPP plc (Media)†	6,085,000	127,526,022

		338,090,832

United States - 4.4%

Bunge Ltd. (Food, Beverage & Tobacco)	1,034,100	78,343,416

Schlumberger Ltd. (Energy)	970,100	84,951,657

		163,295,073
Total Common Stocks (Cost $2,943,978,613)		$3,476,860,296

PREFERRED STOCKS - 4.2%

Brazil - 2.4%

Itau Unibanco Holding SA - ADR (Banks)	7,474,698	91,490,303

Germany - 0.6%

Fuchs Petrolub SE (Materials)†	239,000	21,542,956

South Korea - 1.2%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	105,500	45,162,267

Total Preferred Stocks (Cost $167,494,466)		$158,195,526

CASH EQUIVALENT - 2.6%

Northern Institutional Funds - Prime Obligations Portfolio, 0.01% (Money Market Fund)	95,511,961	95,511,961
Total Cash Equivalent (Cost $95,511,961)		$95,511,961

Total Investments — 99.6%
(Cost $3,206,985,040)		$3,730,567,783
Other Assets Less Liabilities - 0.4%		16,401,310
Net Assets — 100.0%		$3,746,969,093

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	4.0%

Banks	10.0

Capital Goods	10.8

Consumer Durables & Apparel	2.6

Diversified Financials	1.1

Energy	7.0

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	9.0

Health Care Equipment & Services	6.7

Household & Personal Products	4.8

Insurance	5.8

Materials	3.5

Media	3.4

Money Market Fund	2.6

Pharmaceuticals, Biotechnology & Life Sciences	6.4

Real Estate	1.3

Semiconductors & Semiconductor Equipment	5.7

Software & Services	8.1

Technology Hardware & Equipment	1.8

Telecommunication Services	0.9

Transportation	2.0

Utilities	1.0

Total Investments	99.6
Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Australia - 3.6%

Cardno Ltd. (Capital Goods)†	97,000	$543,342

iiNET Ltd. (Telecommunication Services)†	91,000	536,820

Imdex Ltd. (Materials)†	803,200	462,504

SAI Global Ltd. (Commercial & Professional Services)†	208,497	679,090

TPG Telecom Ltd. (Telecommunication Services)†	163,291	767,444

		2,989,200

Austria - 1.1%

Semperit AG Holding (Capital Goods)†	18,900	952,660

Brazil - 3.9%

CETIP SA - Mercados Organizados (Diversified Financials)†	100,400	961,044

Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*†	74,200	860,606

SLC Agricola SA (Food, Beverage & Tobacco)†	81,800	610,132

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)†	66,300	826,947

		3,258,729

Canada - 0.9%

Laurentian Bank of Canada (Banks)	18,785	771,302

China - 1.2%

Haitian International Holdings Ltd. (Capital Goods)†	152,000	328,709

Yip’s Chemical Holdings Ltd. (Materials)†	862,000	696,271

		1,024,980

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	11,750	454,029

Finland - 2.1%

PKC Group oyj (Capital Goods)†	23,200	724,758

Vacon oyj (Capital Goods)†	7,247	529,258

Vaisala oyj, Class A (Technology Hardware & Equipment)†	15,180	472,041

		1,726,057

	Shares	Value
COMMON STOCKS - 96.8% (continued)

France - 5.2%

Alten SA (Software & Services)†	17,050	$769,943

Ingenico (Technology Hardware & Equipment)†	12,010	1,032,056

IPSOS (Media)†	26,400	1,132,106

Rubis SCA (Utilities)†	15,146	983,719

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,000	446,675

		4,364,499

Germany - 10.1%

Bechtle AG (Software & Services)†	15,300	1,126,033

Bertrandt AG (Commercial & Professional Services)†	4,120	612,821

Carl Zeiss Meditec AG, Bearer (Health Care Equipment & Services)†	31,000	908,281

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	17,400	1,169,466

Gerry Weber International AG (Consumer Durables & Apparel)†	25,300	1,124,683

KWS Saat AG (Food, Beverage & Tobacco)†	3,080	1,035,394

Leoni AG (Automobiles & Components)†	6,800	527,504

Pfeiffer Vacuum Technology AG (Capital Goods)†	6,750	801,515

Wirecard AG (Software & Services)†	26,000	1,135,397

		8,441,094

Hong Kong - 2.1%

Pico Far East Holdings Ltd. (Media)†	2,485,000	708,979

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	741,000	1,030,942

		1,739,921

Indonesia - 2.5%

AKR Corporindo Tbk PT (Capital Goods)†	2,220,000	801,703

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	1,534,000	778,936

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Indonesia - 2.5% (continued)

Wijaya Karya Persero Tbk PT (Capital Goods)†	3,150,000	$504,633

		2,085,272

Ireland - 1.9%

Grafton Group plc (Capital Goods)†	161,100	1,575,078

Italy - 3.6%

Danieli & C Officine Meccaniche SpA (Capital Goods)†	25,000	565,587

DiaSorin SpA (Health Care Equipment & Services)†	15,400	691,388

Yoox SpA (Retailing)*†	45,500	1,722,072

		2,979,047

Japan - 14.3%

ABC-Mart Inc. (Retailing)†	6,900	300,327

Arcs Co., Ltd. (Food & Staples Retailing)†	10,500	195,666

Asahi Diamond Industrial Co., Ltd. (Capital Goods)†	27,200	289,962

Asics Corp. (Consumer Durables & Apparel)†	48,100	829,752

BML Inc. (Health Care Equipment & Services)†	35,800	1,217,826

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	6,200	776,699

Hiday Hidaka Corp. (Consumer Services)†	51,500	1,249,681

Lintec Corp. (Materials)†	24,100	437,736

M3 Inc. (Health Care Equipment & Services)†	376	1,100,843

Message Co., Ltd. (Health Care Equipment & Services)†	30,600	1,019,881

MISUMI Group Inc. (Capital Goods)†	30,300	867,294

MonotaRO Co., Ltd. (Capital Goods)†	40,500	869,897

Nakanishi Inc. (Health Care Equipment & Services)†	3,500	524,135

Pigeon Corp. (Household & Personal Products)†	17,100	777,701

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	23,000	367,504

Stanley Electric Co., Ltd. (Automobiles & Components)†	46,500	1,046,045

		11,870,949

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Malaysia - 3.0%

Coastal Contracts Bhd. (Capital Goods)†	1,217,766	$1,403,046

Dialog Group Bhd. (Capital Goods)†	540,000	523,508

KPJ Healthcare Bhd. (Health Care Equipment & Services)†	562,500	563,289

		2,489,843

Mexico - 0.5%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)†	133,000	416,781

Netherlands - 2.5%

Arcadis NV (Capital Goods)†	20,000	715,006

ASM International NV (Semiconductors & Semiconductor Equipment)†	11,920	398,336

Brunel International NV (Commercial & Professional Services)†	16,700	981,337

		2,094,679

Norway - 0.7%

Algeta ASA (Pharmaceuticals, Biotechnology & Life Sciences)*†	9,600	549,932

Poland - 1.0%

Eurocash SA (Food & Staples Retailing)†	61,000	793,239

Singapore - 3.9%

Ezion Holdings Ltd. (Energy)†	710,400	1,253,161

Goodpack Ltd. (Materials)†	299,000	438,698

Super Group Ltd. (Food, Beverage & Tobacco)†	444,000	1,294,129

Tat Hong Holdings Ltd. (Capital Goods)†	377,000	241,164

		3,227,152

South Africa - 1.5%

Clicks Group Ltd. (Food & Staples Retailing)†	127,500	651,959

Discovery Ltd. (Insurance)†	83,900	567,528

		1,219,487

South Korea - 3.4%

Binggrae Co., Ltd. (Food, Beverage & Tobacco)†	6,400	535,799

Cheil Worldwide Inc. (Media)*†	44,990	1,163,049

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

South Korea - 3.4% (continued)

Halla Visteon Climate Control Corp. (Automobiles & Components)†	31,550	$1,153,425

		2,852,273

Spain - 1.4%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	2,242	1,133,939

Sweden - 3.3%

Avanza Bank Holding AB (Diversified Financials)†	21,500	785,536

Industrial & Financial Systems, Class B (Software & Services)†	54,000	1,317,465

Mekonomen AB (Retailing)†	26,840	653,163

		2,756,164

Switzerland - 1.3%

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	750	578,304

Temenos Group AG, Reg S (Software & Services)*†	17,740	498,416

		1,076,720

Taiwan - 2.5%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	172,000	1,071,138

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	355,000	550,961

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	213,042	452,234

		2,074,333

Turkey - 1.0%

Anadolu Hayat Emeklilik AS (Insurance)†	356,000	791,487

United Kingdom - 17.3%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	44,157	377,435

Bank of Georgia Holdings plc (Banks)†	36,300	1,281,662

Britvic plc (Food, Beverage & Tobacco)†	117,484	1,337,130

Domino Printing Sciences plc (Technology Hardware & Equipment)†	83,100	1,086,908

	Shares	Value
COMMON STOCKS - 96.8% (continued)

United Kingdom - 17.3% (continued)

Jardine Lloyd Thompson Group plc (Insurance)†	34,100	$592,518

Kentz Corp., Ltd. (Capital Goods)†	158,100	1,713,587

Morgan Advanced Materials plc (Capital Goods)†	161,000	820,673

PayPoint plc (Commercial & Professional Services)†	60,500	1,093,363

Rathbone Brothers plc (Diversified Financials)†	44,580	1,221,323

Rotork plc (Capital Goods)†	18,100	731,486

RPC Group plc (Materials)†	147,000	1,436,800

RPS Group plc (Commercial & Professional Services)†	257,700	1,449,128

Synergy Health plc (Health Care Equipment & Services)†	56,900	1,205,137

		14,347,150

United States - 0.5%

First Cash Financial Services Inc. (Diversified Financials)*	7,800	383,292
Total Common Stocks (Cost $65,032,789)		$80,439,288

PREFERRED STOCKS - 0.4%

Germany - 0.4%

Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)†	2,857	347,745
Total Preferred Stocks (Cost $198,272)		$347,745

CASH EQUIVALENT - 3.3%

Northern Institutional Funds - Prime Obligations Portfolio, 0.01% (Money Market Fund)	2,742,476	2,742,476
Total Cash Equivalent (Cost $2,742,476)		$2,742,476

Total Investments — 100.5%
(Cost $67,973,537)		$83,529,509
Liabilities Less Other Assets - (0.5)%		(381,099)
Net Assets — 100.0%		$83,148,410

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	3.3%

Banks	2.5

Capital Goods	21.1

Commercial & Professional Services	6.8

Consumer Durables & Apparel	2.4

Consumer Services	1.5

Diversified Financials	4.0

Energy	1.5

Food & Staples Retailing	2.9

Food, Beverage & Tobacco	7.5

Health Care Equipment & Services	9.1

Household & Personal Products	0.9

Insurance	2.4

Materials	4.7

Media	3.6

Money Market Fund	3.3

Pharmaceuticals, Biotechnology & Life Sciences	3.5

Retailing	3.2

Semiconductors & Semiconductor Equipment	1.7

Software & Services	5.8

Technology Hardware & Equipment	5.1

Telecommunication Services	2.5

Utilities	1.2

Total Investments	100.5
Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 84.8%

Brazil - 6.9%

AMBEV SA - ADR (Food, Beverage & Tobacco)*	2,440,700	$15,962,178

Banco Bradesco SA - ADR (Banks)*	1,335,700	14,064,921

BM&FBovespa SA (Diversified Financials)†	2,502,900	9,946,260

Cielo SA (Software & Services)†	389,700	10,373,699

Petroleo Brasileiro SA - ADR (Energy)	656,400	7,358,244

Vale SA - Sponsored ADR (Materials)	1,157,100	15,736,560

		73,441,862

Chile - 0.7%

Banco Santander Chile - ADR (Banks)	362,200	7,055,656

China - 11.9%

51job Inc. - ADR (Commercial & Professional Services)*	201,200	14,689,612

Anhui Conch Cement Co., Ltd., Class H (Materials)†	4,984,000	19,047,939

Baidu Inc. - Sponsored ADR (Software & Services)*	80,800	12,645,200

China Merchants Holdings International Co., Ltd. (Transportation)†	5,590,105	19,033,609

CNOOC Ltd. - ADR (Energy)	94,000	14,478,820

Ctrip.com International Ltd. - ADR (Retailing)*	107,000	4,227,570

ENN Energy Holdings Ltd. (Utilities)†	1,680,200	10,864,289

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	5,319,000	6,728,556

Tencent Holdings Ltd. (Software & Services)†	369,700	25,519,481

		127,235,076

Colombia - 0.7%

Ecopetrol SA - Sponsored ADR (Energy)	207,200	7,098,672

Czech Republic - 1.1%

Komercni Banka A/S (Banks)†	56,700	12,310,407

Hong Kong - 6.0%

AIA Group Ltd. (Insurance)†	5,058,600	23,328,971

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	733,900	6,853,408

	Shares	Value
COMMON STOCKS - 84.8% (continued)

Hong Kong - 6.0% (continued)

Sands China Ltd. (Consumer Services)†	2,681,600	$20,707,639

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	16,593,000	13,512,810

		64,402,828

Hungary - 1.1%

Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)†	578,200	11,709,063

India - 6.6%

Ambuja Cements Ltd. (Materials)†	5,552,900	14,067,814

Axis Bank Ltd. (Banks)†	609,300	10,726,289

Bharti Airtel Ltd. (Telecommunication Services)†	2,087,700	10,406,857

Dabur India Ltd. (Household & Personal Products)†	4,041,500	11,075,311

ICICI Bank Ltd. (Banks)†	545,000	8,431,018

Maruti Suzuki India Ltd. (Automobiles & Components)†	605,600	15,753,468

		70,460,757

Indonesia - 3.2%

Astra International Tbk PT (Automobiles & Components)†	18,393,500	9,705,047

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	19,554,000	13,374,723

Semen Indonesia Persero Tbk PT (Materials)†	9,693,100	11,307,624

		34,387,394

Italy - 1.3%

Tenaris SA - ADR (Energy)	315,700	14,042,336

Malaysia - 0.8%

Axiata Group Bhd. (Telecommunication Services)†	4,656,100	9,122,517

Mexico - 4.1%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	64,700	6,873,728

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	180,300	16,270,272

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	102,600	11,554,812

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 84.8% (continued)

Mexico - 4.1% (continued)

Grupo Financiero Banorte SAB de CV, Series O (Banks)†	1,526,600	$9,636,277

		44,335,089

Netherlands - 0.6%

Nostrum Oil & Gas LP (Energy)†	542,650	5,957,342

Nigeria - 1.6%

Zenith Bank plc (Banks)	117,589,400	16,843,926

Pakistan - 0.9%

Engro Corp., Ltd. (Materials)*†	5,684,500	9,579,920

Panama - 1.6%

Copa Holdings SA, Class A (Transportation)	131,200	17,147,840

Peru - 1.3%

Credicorp Ltd. (Banks)	109,000	14,379,280

Poland - 1.0%

Bank Pekao SA (Banks)†	175,300	10,321,055

Russia - 6.2%

Alrosa AO (Materials)#†	7,649,660	7,939,582

Gazprom OAO - Sponsored ADR (Energy)†	470,000	3,875,146

Lukoil OAO - Sponsored ADR (Energy)	319,200	18,194,400

Moscow Exchange MICEX-RTS OAO (Diversified Financials)#†	5,881,070	10,334,216

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	551,700	7,959,744

Sberbank of Russia (Banks)#†	624,100	1,682,262

Sberbank of Russia - Sponsored ADR (Banks)†	1,530,500	16,535,369

		66,520,719

South Africa - 4.3%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	581,500	13,156,226

Discovery Ltd. (Insurance)†	1,523,900	10,308,173

Naspers Ltd., Class N (Media)†	157,700	16,191,611

Standard Bank Group Ltd. (Banks)†	602,400	6,348,303

		46,004,313

	Shares	Value
COMMON STOCKS - 84.8% (continued)

South Korea - 4.6%

Hankook Tire Co., Ltd. (Automobiles & Components)†	375,432	$21,526,400

NAVER Corp. (Software & Services)†	12,900	8,163,540

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	11,400	6,682,492

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	56,200	12,965,399

		49,337,831

Taiwan - 8.6%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,200,000	13,700,601

Delta Electronics Inc. (Technology Hardware & Equipment)†	2,364,189	12,950,260

Hiwin Technologies Corp. (Capital Goods)†	911,391	8,243,355

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,196,917	11,726,849

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,097,000	14,484,717

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	9,055,277	31,052,874

		92,158,656

Thailand - 1.6%

Siam Commercial Bank pcl (Banks)†	3,714,670	16,767,217

Turkey - 2.0%

Arcelik A/S (Consumer Durables & Apparel)†	2,981,900	14,743,862

Turkiye Garanti Bankasi AS (Banks)†	2,440,000	6,439,911

		21,183,773

Ukraine - 0.4%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	317,400	4,798,031

United Arab Emirates - 0.9%

Dragon Oil plc (Energy)†	1,024,200	9,937,159

United Kingdom - 4.8%

Bank of Georgia Holdings plc (Banks)†	279,200	9,857,849

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 84.8% (continued)

United Kingdom - 4.8% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,140,400	$22,510,079

SABMiller plc (Food, Beverage & Tobacco)†	413,700	18,596,869

		50,964,797
Total Common Stocks (Cost $850,775,865)		$907,503,516

PREFERRED STOCKS - 7.0%

Brazil - 2.2%

Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	301,000	11,519,270

Itau Unibanco Holding SA - ADR (Banks)	386,920	4,735,901

Petroleo Brasileiro SA - Sponsored ADR (Energy)*	296,200	3,524,780

Vale SA - Sponsored ADR (Materials)	308,600	3,789,608

		23,569,559

Russia - 1.4%

AK Transneft OAO (Energy)#†	6,360	14,448,610

South Korea - 3.4%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	85,700	36,686,315

Total Preferred Stocks (Cost $74,983,591)		$74,704,484

PARTICIPATION NOTES - 5.8%

Qatar - 2.3%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	255,030	12,591,999

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)*^†	227,500	11,526,342

		24,118,341

Saudi Arabia - 3.5%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)*^†	877,400	20,587,457

	Shares	Value
PARTICIPATION NOTES - 5.8% (continued)

Saudi Arabia - 3.5% (continued)

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)*^†	370,100	$17,220,150

		37,807,607

Total Participation Notes (Cost $50,338,925)		$61,925,948

CASH EQUIVALENT - 2.7%

Northern Institutional Funds - Prime Obligations Portfolio, 0.01% (Money Market Fund)	28,453,757	28,453,757
Total Cash Equivalent (Cost $28,453,757)		$28,453,757

Total Investments — 100.3%
(Cost $1,004,552,138)		$1,072,587,705
Liabilities Less Other Assets - (0.3)%		(2,956,678)
Net Assets — 100.0%		$1,069,631,027

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.8% of net assets as of January 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	5.7%

Banks	17.9

Capital Goods	1.9

Commercial & Professional Services	3.0

Consumer Durables & Apparel	1.4

Consumer Services	1.9

Diversified Financials	1.9

Energy	9.2

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	5.8

Household & Personal Products	1.0

Insurance	4.4

Materials	8.4

Media	1.5

Money Market Fund	2.7

Pharmaceuticals, Biotechnology & Life Sciences	4.4

Retailing	0.4

Semiconductors & Semiconductor Equipment	9.0

Software & Services	5.3

Technology Hardware & Equipment	3.6

Telecommunication Services	3.7

Transportation	5.1

Utilities	1.0

Total Investments	100.3

Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 85.8%

Brazil - 7.2%

AMBEV SA - ADR (Food, Beverage & Tobacco)*	4,579,200	$29,947,968

Banco Bradesco SA - ADR (Banks)	2,480,000	26,114,400

BM&FBovespa SA (Diversified Financials)†	4,695,000	18,657,433

Cielo SA (Software & Services)†	727,500	19,365,834

Petroleo Brasileiro SA - ADR (Energy)	1,495,484	16,764,376

Vale SA - Sponsored ADR (Materials)	2,375,000	32,300,000

		143,150,011

Chile - 0.7%

Banco Santander Chile - ADR (Banks)	680,000	13,246,400

China - 11.9%

51job Inc. - ADR (Commercial & Professional Services)*	376,671	27,500,750

Anhui Conch Cement Co., Ltd., Class H (Materials)†	9,289,000	35,500,864

Baidu Inc. - Sponsored ADR (Software & Services)*	150,800	23,600,200

China Merchants Holdings International Co., Ltd. (Transportation)†	10,377,289	35,333,373

CNOOC Ltd. - ADR (Energy)	174,700	26,909,041

Ctrip.com International Ltd. - ADR (Retailing)*	204,000	8,060,040

ENN Energy Holdings Ltd. (Utilities)*†	3,136,000	20,277,592

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	9,903,000	12,527,333

Tencent Holdings Ltd. (Software & Services)†	689,900	47,622,099

		237,331,292

Colombia - 0.7%

Ecopetrol SA - Sponsored ADR (Energy)	392,000	13,429,920

Czech Republic - 1.1%

Komercni Banka A/S (Banks)†	105,500	22,905,607

Hong Kong - 6.1%

AIA Group Ltd. (Insurance)†	9,477,600	43,708,270

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,371,300	12,805,667

	Shares	Value
COMMON STOCKS - 85.8% (continued)

Hong Kong - 6.1% (continued)

Sands China Ltd. (Consumer Services)*†	5,019,600	$38,761,958

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	31,490,000	25,644,451

		120,920,346

Hungary - 1.1%

Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,085,000	21,972,213

India - 6.6%

Ambuja Cements Ltd. (Materials)†	10,362,100	26,251,526

Axis Bank Ltd. (Banks)†	1,153,200	20,301,258

Bharti Airtel Ltd. (Telecommunication Services)*†	3,917,600	19,528,621

Dabur India Ltd. (Household & Personal Products)†	7,609,504	20,853,055

ICICI Bank Ltd. (Banks)†	1,030,700	15,944,679

Maruti Suzuki India Ltd. (Automobiles & Components)†	1,130,000	29,394,682

		132,273,821

Indonesia - 3.2%

Astra International Tbk PT (Automobiles & Components)†	34,479,000	18,192,313

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	36,550,000	24,999,801

Semen Indonesia Persero Tbk PT (Materials)†	18,285,100	21,330,745

		64,522,859

Italy - 1.3%

Tenaris SA - ADR (Energy)	591,100	26,292,128

Malaysia - 0.9%

Axiata Group Bhd. (Telecommunication Services)†	8,846,300	17,332,213

Mexico - 4.2%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	122,000	12,961,280

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	335,000	30,230,400

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	193,998	21,848,055

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 85.8% (continued)

Mexico - 4.2% (continued)

Grupo Financiero Banorte SAB de CV, Series O (Banks)†	2,834,540	$17,892,318

		82,932,053

Netherlands - 0.6%

Nostrum Oil & Gas LP (Energy)*†	1,027,500	11,280,143

Nigeria - 1.6%

Zenith Bank plc (Banks)	220,098,920	31,527,756

Pakistan - 0.9%

Engro Corp., Ltd. (Materials)*†	10,722,400	18,070,144

Panama - 1.6%

Copa Holdings SA, Class A (Transportation)	245,500	32,086,850

Peru - 1.3%

Credicorp Ltd. (Banks)	204,300	26,951,256

Poland - 1.0%

Bank Pekao SA (Banks)†	331,961	19,544,710

Russia - 6.3%

Alrosa AO (Materials)#*†	14,488,870	15,037,998

Gazprom OAO - Sponsored ADR (Energy)†	901,270	7,430,964

Lukoil OAO - Sponsored ADR (Energy)	595,694	33,954,558

Moscow Exchange MICEX-RTS OAO (Diversified Financials)#*†	11,008,730	19,344,540

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	1,050,000	15,149,051

Sberbank of Russia - Sponsored ADR (Banks)†	3,201,400	34,587,606

		125,504,717

South Africa - 4.3%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,095,000	24,773,977

Discovery Ltd. (Insurance)†	2,860,000	19,346,002

Naspers Ltd., Class N (Media)†	294,200	30,206,544

Standard Bank Group Ltd. (Banks)†	1,123,000	11,834,569

		86,161,092

South Korea - 4.7%

Hankook Tire Co., Ltd. (Automobiles & Components)†	710,638	40,746,334

	Shares	Value
COMMON STOCKS - 85.8% (continued)

South Korea - 4.7% (continued)

NAVER Corp. (Software & Services)†	24,200	$15,314,549

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	21,080	12,356,748

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	105,600	24,362,031

		92,779,662

Taiwan - 8.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,167,000	25,950,185

Delta Electronics Inc. (Technology Hardware & Equipment)†	4,472,751	24,500,279

Hiwin Technologies Corp. (Capital Goods)†	1,717,097	15,530,810

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	7,919,931	22,129,537

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,082,000	27,490,593

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	17,132,637	58,752,219

		174,353,623

Thailand - 1.6%

Siam Commercial Bank pcl (Banks)†	6,900,000	31,145,108

Turkey - 2.0%

Arcelik A/S (Consumer Durables & Apparel)†	5,581,512	27,597,520

Turkiye Garanti Bankasi AS (Banks)†	4,621,400	12,197,297

		39,794,817

Ukraine - 0.5%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)*†	600,500	9,077,560

United Arab Emirates - 0.9%

Dragon Oil plc (Energy)†	1,935,000	18,774,070

United Kingdom - 4.8%

Bank of Georgia Holdings plc (Banks)†	528,354	18,654,849

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 85.8% (continued)

United Kingdom - 4.8% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,124,453	$41,934,063

SABMiller plc (Food, Beverage & Tobacco)†	774,400	34,811,252

		95,400,164
Total Common Stocks (Cost $1,363,222,426)		$1,708,760,535

PREFERRED STOCKS - 6.7%

Brazil - 1.9%

Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)*	561,800	21,500,086

Itau Unibanco Holding SA - ADR (Banks)	725,283	8,877,464

Petroleo Brasileiro SA - Sponsored ADR (Energy)	314,000	3,736,600

Vale SA - Sponsored ADR (Materials)	333,000	4,089,240

		38,203,390

Russia - 1.4%

AK Transneft OAO (Energy)#†	11,950	27,147,940

South Korea - 3.4%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	161,100	68,963,423

Total Preferred Stocks (Cost $96,072,825)		$134,314,753

PARTICIPATION NOTES - 5.8%

Qatar - 2.3%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)*^†	477,110	23,557,106

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)*^†	424,500	21,507,394

		45,064,500

Saudi Arabia - 3.5%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)*^†	1,635,000	38,363,908

	Shares	Value
PARTICIPATION NOTES - 5.8% (continued)

Saudi Arabia - 3.5% (continued)

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)*^†	696,250	$32,395,378

		70,759,286

Total Participation Notes (Cost $90,691,267)		$115,823,786

CASH EQUIVALENT - 1.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.01% (Money Market Fund)	35,483,241	35,483,241
Total Cash Equivalent (Cost $35,483,241)		$35,483,241

Total Investments — 100.1%
(Cost $1,585,469,759)		$1,994,382,315
Liabilities Less Other Assets - (0.1)%		(1,465,462)
Net Assets — 100.0%		$1,992,916,853

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.8% of net assets as of January 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	5.7%

Banks	18.0

Capital Goods	2.0

Commercial & Professional Services	3.0

Consumer Durables & Apparel	1.4

Consumer Services	1.9

Diversified Financials	1.9

Energy	9.3

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	5.9

Household & Personal Porducts	1.0

Insurance	4.4

Materials	8.4

Media	1.5

Money Market Fund	1.8

Pharmaceuticals, Biotechnology & Life Sciences	4.5

Retailing	0.4

Semiconductors & Semiconductor Equipment	9.1

Software & Services	5.3

Technology Hardware & Equipment	3.6

Telecommunication Services	3.8

Transportation	5.1

Utilities	1.0

Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Shares	Value
COMMON STOCKS - 88.5%

Bangladesh - 6.0%

Lafarge Surma Cement Ltd. (Materials)*†	4,500,000	$2,309,562

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	3,749,750	8,717,036

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,050,008	8,970,570

		19,997,168

Canada - 0.2%

Katanga Mining Ltd. (Materials)*	1,945,875	716,327

Colombia - 5.6%

Bancolombia SA - Sponsored ADR (Banks)	33,000	1,450,020

Cementos Argos SA - Sponsored ADR (Materials)#†	445,000	9,193,923

Ecopetrol SA - Sponsored ADR (Energy)	97,500	3,340,350

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	35,000	1,066,012

Grupo Odinsa SA (Capital Goods)†	545,000	2,189,814

Interconexion Electrica SA ESP - ADR (Utilities)#†	16,500	1,518,285

		18,758,404

Croatia - 0.6%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	7,600	2,012,358

Egypt - 3.2%

Commercial International Bank Egypt SAE (Banks)†	700,000	3,380,514

Global Telecom Holding, - GDR (Telecommunication Services)*†	550,000	1,825,162

Oriental Weavers (Consumer Durables & Apparel)†	1,035,000	5,353,666

		10,559,342

Estonia - 1.2%

Olympic Entertainment Group AS (Consumer Services)*	700,000	1,784,330

Tallink Group AS (Transportation)	1,875,000	2,275,931

		4,060,261

	Shares	Value
COMMON STOCKS - 88.5% (continued)

Ghana - 1.6%

Ghana Commercial Bank Ltd. (Banks)	2,549,949	$5,378,464

Jordan - 0.9%

Arab Bank plc (Banks)†	216,000	2,877,480

Kazakhstan - 2.5%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	860,000	8,452,654

Kenya - 6.2%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	1,125,000	3,367,163

Equity Bank Ltd. (Banks)†	21,250,000	7,616,567

Nation Media Group Ltd. (Media)†	723,040	2,641,334

Safaricom Ltd. (Telecommunication Services)†	54,500,000	6,931,814

		20,556,878

Lebanon - 0.5%

Banque Audi sal - Audi Saradar Group - GDR, Reg S (Banks)†	265,000	1,749,000

Mauritius - 0.4%

Mauritius Commercial Bank (Banks)	197,280	1,349,811

Morocco - 0.9%

Douja Promotion Groupe Addoha SA (Real Estate)†	450,000	3,091,633

Netherlands - 0.7%

Nostrum Oil & Gas LP (Energy)*†	198,500	2,179,181

Nigeria - 12.3%

Dangote Cement plc (Materials)	6,390,000	9,211,798

Diamond Bank plc (Banks)*	32,705,992	1,391,402

FBN Holdings plc (Banks)	31,000,000	2,753,904

Guaranty Trust Bank plc (Banks)	40,500,000	6,847,104

Lafarge Cement WAPCO Nigeria plc (Materials)	5,275,000	3,696,975

Nigerian Breweries plc (Food, Beverage & Tobacco)	2,736,000	2,632,387

UAC of Nigeria plc (Capital Goods)	18,750,000	7,839,589

Zenith Bank plc (Banks)*	48,000,000	6,875,692

		41,248,851

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.5% (continued)

Pakistan - 5.7%

Engro Corp., Ltd. (Materials)*†	7,649,992	$12,892,306

MCB Bank Ltd. (Banks)*†	1,160,200	3,103,120

Pakistan Petroleum Ltd. (Energy)†	1,499,997	3,137,697

		19,133,123

Peru - 6.8%

Alicorp SAA, Class C (Food, Beverage & Tobacco)†	2,900,000	8,885,937

Credicorp Ltd. (Banks)	59,000	7,783,280

Ferreycorp SAA (Capital Goods)†	1,182,011	745,299

Union Andina de Cementos SAA (Materials)†	4,300,000	5,148,424

		22,562,940

Philippines - 7.9%

Bank of the Philippine Islands (Banks)†	4,611,372	9,039,425

International Container Terminal Services Inc. (Transportation)†	1,550,000	3,365,371

Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunication Services)	66,000	3,932,280

Universal Robina Corp. (Food, Beverage & Tobacco)†	3,900,000	10,165,105

		26,502,181

Poland - 0.2%

Kernel Holding SA (Food, Beverage & Tobacco)*†	60,000	725,532

Qatar - 5.7%

Commercial Bank of Qatar QSC (Banks)†	155,000	3,063,215

Industries Qatar QSC (Capital Goods)†	107,000	5,280,074

Qatar Electricity & Water Co. (Utilities)†	33,000	1,645,660

Qatar National Bank SAQ (Banks)†	180,000	9,125,835

		19,114,784

Senegal - 1.7%

Sonatel (Telecommunication Services)	114,954	5,672,510

	Shares	Value
COMMON STOCKS - 88.5% (continued)

Slovenia - 2.0%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	82,000	$6,579,748

Sri Lanka - 2.5%

Commercial Bank of Ceylon plc (Banks)†	6,850,000	6,630,989

John Keells Holdings plc (Capital Goods)†	975,450	1,792,898

		8,423,887

Thailand - 1.3%

Home Product Center pcl (Retailing)†	7,299,747	1,890,725

Siam Commercial Bank pcl (Banks)†	550,000	2,482,581

		4,373,306

Trinidad & Tobago - 1.2%

Neal & Massy Holdings Ltd. (Capital Goods)	202,561	2,060,371

Republic Bank Ltd. (Banks)	112,235	2,043,342

		4,103,713

Ukraine - 1.9%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	420,000	6,349,001

United Arab Emirates - 6.1%

Agthia Group PJSC (Food, Beverage & Tobacco)*†	3,337,455	4,443,847

DP World Ltd. (Transportation)	70,000	1,274,000

DP World Ltd. (London Stock Exchange) (Transportation)#†	150,000	2,729,992

Dragon Oil plc (Energy)†	260,000	2,522,614

Dubai Financial Market (Diversified Financials)*†	7,400,000	5,078,318

Emaar Properties PJSC (Real Estate)*†	2,000,000	4,361,579

		20,410,350

United Kingdom - 1.0%

Ferrexpo plc (Materials)†	200,000	498,410

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	133,000	2,625,255

Kazakhmys plc (Materials)†	44,220	129,271

		3,252,936

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.5% (continued)

Vietnam - 1.7%

Hoa Phat Group JSC (Materials)†	1,800,000	$3,887,911

Petrovietnam Fertilizer & Chemical JSC (Materials)†	800,000	1,719,987

		5,607,898
Total Common Stocks (Cost $265,822,989)		$295,799,721

PARTICIPATION NOTES - 9.9%

Kuwait - 3.1%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financials)*^†	3,149,655	7,348,082

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)*^†	839,345	2,788,916

		10,136,998

Saudi Arabia - 6.8%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 6/6/17 (Banks)*^†	165,000	3,156,663

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food, Beverage & Tobacco)*^†	197,000	3,138,532

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)*^†	140,000	3,284,983

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)*^†	283,800	13,204,752

		22,784,930

Total Participation Notes (Cost $26,767,405)		$32,921,928

	Shares	Value
CASH EQUIVALENT - 1.7%

Northern Institutional Funds - Prime Obligations Portfolio, 0.01% (Money Market Fund)	5,794,539	$5,794,539
Total Cash Equivalent (Cost $5,794,539)		$5,794,539

Total Investments — 100.1%
(Cost $298,384,933)		$334,516,188
Liabilities Less Other Assets - (0.1)%		(408,219)
Net Assets — 100.0%		$334,107,969

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.9% of net assets as of January 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	29.7%

Capital Goods	6.0

Commercial & Professional Services	4.0

Consumer Durables & Apparel	1.6

Consumer Services	0.5

Diversified Financials	4.0

Energy	3.4

Food, Beverage & Tobacco	14.5

Materials	14.8

Media	0.8

Money Market Fund	1.7

Pharmaceuticals, Biotechnology & Life

Sciences	5.4

Real Estate	2.2

Retailing	0.6

Technology Hardware & Equipment	0.6

Telecommunication Services	6.5

Transportation	2.9

Utilities	0.9

Total Investments	100.1

Other Assets Less Liabilities	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2014 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of January 31, 2014 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2014 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. However, absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for net asset value (“NAV”) determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2014 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, the Portfolios below had transfers from Level 2 to Level 1, based on Levels assigned to securities on October 31, 2013, due to the use of the closing prices.

	International Small Companies	Frontier Emerging Markets

Common Stock
Banks	$771,302	$—
Materials	—	716,327

Total	$771,302	$716,327

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2014. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)			Other Significant Observable Inputs (Level 2)				Total

	Common Stocks	Preferred Stocks	Cash Equivalents	Common Stocks	Preferred Stocks	Participation Notes	Warrants	Investment Securities

Global Equity	$456,087,890	$—	$53,364,142	$203,479,021	$—	$—	$—	$712,931,053
International Equity	799,297,319	91,490,303	95,511,961	2,677,562,977	66,705,223	—	—	3,730,567,783
International Small Companies	1,154,594	—	2,742,476	79,284,694	347,745	—	—	83,529,509
Institutional Emerging Markets	228,624,027	23,569,559	28,453,757	678,879,489	51,134,925	61,925,948	—	1,072,587,705
Emerging Markets	433,725,378	38,203,390	35,483,241	1,275,035,157	96,111,363	115,823,786	—	1,994,382,315
Frontier Emerging Markets	80,309,867	—	5,794,539	215,489,854	—	32,921,928	—	334,516,188

As of January 31, 2014, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date - plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semiannual basis, such fluctuations are included with the net realized and unrealized gain or loss from investments on the Portfolios’ Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2014 (unaudited)

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at January 31, 2014, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$135,105,719	$(12,403,996)	$122,701,723	$590,229,330
International Equity	624,566,666	(105,679,372)	518,887,294	3,211,680,489
International Small Companies	18,058,494	(3,242,029)	14,816,465	68,713,044
Institutional Emerging Markets	129,088,085	(70,987,098)	58,100,987	1,014,486,718
Emerging Markets	474,403,381	(74,835,137)	399,568,244	1,594,814,071
Frontier Emerging Markets	45,558,253	(10,940,079)	34,618,174	299,898,014

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semiannual basis, realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts on January 31, 2014.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2014, the Portfolio’s investment in the Banking industry amounted to 29.41% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 31, 2014

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 31, 2014